Note 13 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
Identifiable Intangible Asset	Valuation Method	Significant Unobservable Inputs	Estimated Fair Value

Trademarks	Income approach - royalty savings method	Projected sales	$917,000
		Estimated royalty rates
		Discount rate

Technology	Income approach - royalty savings method	Projected sales	$6,576,000
		Estimated royalty rates
		Discount rate

Clinician Relationships	Income approach - excess earnings method	Projected sales	$904,000
		Estimated attrition
		Projected margins
		Discount rate

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As of December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets - money market funds	$614,283	$-	$-	$614,283

Liabilities:
Warrant liabilities	$-	$-	$-	$-
Embedded conversion option	$-	$-	$-	$-

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Predecessor
	Balance at January 1, 2015	Established in 2015	Change in Fair Value	Balance at December 31, 2015
Description
Liabilities:
Embedded conversion option	$4,362,225	$-	$(4,362,225)	$-
Warrant liabilities	$25,484,596	$-	$(25,484,596)	$-
Predecessor
	Balance at January 1, 2016	Established in 2016	Change in Fair Value	Balance at May 4, 2016
Description
Liabilities:
Embedded conversion option	$-	$-	$-	$-
Warrant liabilities	$-	$-	$-	$-